Segment Information - Reconciliation from Operating Profit (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Segment Reporting Information [Line Items]
Total Operating profit	$ 288	$ 562	$ 1,039	$ 1,764
Industrial Activities [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total Operating profit	245	522	869	1,612
Industrial Activities [Member] | Operating Segments [Member] | Agricultural equipment [Member]
Segment Reporting Information [Line Items]
Total Operating profit	137	433	604	1,529
Industrial Activities [Member] | Operating Segments [Member] | Construction Equipment [Member]
Segment Reporting Information [Line Items]
Total Operating profit	37	39	72	70
Industrial Activities [Member] | Operating Segments [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Total Operating profit	60	20	128	(71)
Industrial Activities [Member] | Operating Segments [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Total Operating profit	35	59	124	157
Industrial Activities [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Total Operating profit	(24)	(29)	(59)	(73)
Financial services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total Operating profit	128	121	397	407
Financial services [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Total Operating profit	$ (85)	$ (81)	$ (227)	$ (255)